COLI VUL-4 Series Account of Great-West  Life & Annuity Insurance Company

Annual Statement for the Year Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of COLI VUL-4 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 6, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

COLI VUL-4 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

COLI VUL-4 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment Division	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON STOCK INDEX FUND, INC.	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CORE EQUITY VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL CAP INDEX VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND	N/A	N/A	For the period January 1, 2019 to May 1, 2019
GREAT-WEST CORE BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL INDEX FUND	N/A	N/A	For the period January 1, 2019 to July 30, 2019
GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	N/A	For the period January 1, 2020 to April 30, 2020	For the period January 1, 2020 to April 30, 2020 and for the period October 28, 2019 to December 31, 2019
GREAT-WEST MODERATE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST REAL ESTATE INDEX FUND	N/A	N/A	For the period January 1, 2019 to July 30, 2019
GREAT-WEST S&P MID CAP 400® INDEX FUND	N/A	N/A	For the period January 1, 2019 to July 30, 2019
GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	N/A	N/A	For the period January 1, 2019 to October 28, 2019
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	N/A	For the period January 1, 2020 to April 30, 2020	For the period January 1, 2020 to April 30, 2020 and for the year ended December 31, 2019
INVESCO V.I. GLOBAL REAL ESTATE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. MID CAP CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT HIGH YIELD PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT EQUITY INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	ALGER SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	BNY MELLON STOCK INDEX FUND, INC.

ASSETS:
Investments at fair value (1)	$12,925	$13,785	$8,754	$67,822	$32,466	$134,613

Total assets	12,925	13,785	8,754	67,822	32,466	134,613

LIABILITIES:
Payable on Units of the Account	0	—	1	—	—	1
Other payables	0	—	0	0	—	1
Total liabilities	0	—	1	0	—	2

NET ASSETS	$12,925	$13,785	$8,753	$67,822	$32,466	$134,611

NET ASSETS REPRESENTED BY:
Accumulation units	$12,925	$13,785	$8,753	$67,822	$32,466	$134,611

ACCUMULATION UNITS OUTSTANDING	36	270	358	1,395	1,848	3,689

UNIT VALUE (ACCUMULATION)	$358	$51	$24	$49	$18	$36

(1) Cost of investments:	$6,689	$11,455	$6,501	$42,480	$26,763	$94,447
Shares of investments:	289	1,234	277	569	1,379	2,094

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	DWS CORE EQUITY VIP	DWS SMALL CAP INDEX VIP	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST CORE BOND FUND

ASSETS:
Investments at fair value (1)	$37,525	$61,187	$48,679	$30,360	$31,514	$11,126

Total assets	37,525	61,187	48,679	30,360	31,514	11,126

LIABILITIES:
Payable on Units of the Account	—	1	1	1	—	1
Other payables	0	0	0	1	—	1
Total liabilities	0	1	1	2	—	2

NET ASSETS	$37,525	$61,185	$48,678	$30,359	$31,514	$11,124

NET ASSETS REPRESENTED BY:
Accumulation units	$37,525	$61,185	$48,678	$30,359	$31,514	$11,124

ACCUMULATION UNITS OUTSTANDING	1,160	1,884	869	445	2,208	655

UNIT VALUE (ACCUMULATION)	$32	$32	$56	$68	$14	$17

(1) Cost of investments:	$33,990	$54,675	$34,350	$26,659	$31,536	$10,307
Shares of investments:	3,068	3,518	1,042	814	4,963	963

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$328	$20,479	$67,932	$40,106	$18,549

Total assets	328	20,479	67,932	40,106	18,549

LIABILITIES:
Payable on Units of the Account	—	0	—	—	—
Other payables	0	1	0	—	0
Total liabilities	0	1	0	—	0

NET ASSETS	$328	$20,479	$67,932	$40,106	$18,549

NET ASSETS REPRESENTED BY:
Accumulation units	$328	$20,479	$67,932	$40,106	$18,549

ACCUMULATION UNITS OUTSTANDING	24	1,316	5,136	2,948	1,464

UNIT VALUE (ACCUMULATION)	$14	$16	$13	$14	$13

(1) Cost of investments:	$328	$19,039	$68,701	$41,677	$18,010
Shares of investments:	328	1,702	9,608	5,250	2,073

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO

ASSETS:
Investments at fair value (1)	$17,810	$13,700	$21,858	$12,144	$12,105

Total assets	17,810	13,700	21,858	12,144	12,105

LIABILITIES:
Payable on Units of the Account	1	1	—	—	0
Other payables	0	0	—	0	0
Total liabilities	1	1	—	0	0

NET ASSETS	$17,808	$13,699	$21,858	$12,144	$12,105

NET ASSETS REPRESENTED BY:
Accumulation units	$17,808	$13,699	$21,858	$12,144	$12,105

ACCUMULATION UNITS OUTSTANDING	447	444	686	333	426

UNIT VALUE (ACCUMULATION)	$40	$31	$32	$37	$28

(1) Cost of investments:	$19,694	$16,271	$20,418	$10,147	$11,842
Shares of investments:	1,212	1,296	1,714	318	1,511

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND

ASSETS:
Investments at fair value (1)	$9,903	$54,825	$57,888	$4,161

Total assets	9,903	54,825	57,888	4,161

LIABILITIES:
Payable on Units of the Account	1	—	—	—
Other payables	0	0	0	0
Total liabilities	1	0	0	0

NET ASSETS	$9,901	$54,825	$57,888	$4,161

NET ASSETS REPRESENTED BY:
Accumulation units	$9,901	$54,825	$57,888	$4,161

ACCUMULATION UNITS OUTSTANDING	609	2,383	1,270	78

UNIT VALUE (ACCUMULATION)	$16	$23	$46	$54

(1) Cost of investments:	$9,853	$51,898	$46,406	$4,130
Shares of investments:	954	4,730	2,245	185

The accompanying notes are an integral part of these financial statements.	(Concluded)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	ALGER SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	BNY MELLON STOCK INDEX FUND, INC.

INVESTMENT INCOME:
Dividends	$108	$278	$11	$157	$164	$1,818

NET INVESTMENT INCOME (LOSS)	108	278	11	157	164	1,818

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	69	65	25	152	7	646
Realized gain distributions	723	311	417	1,154	—	6,853

Net realized gain (loss) on investments	791	376	442	1,306	7	7,498

Change in net unrealized appreciation (depreciation) on investments	4,324	(555)	1,551	20,672	3,472	11,163

Net realized and unrealized gain (loss) on investments	5,116	(178)	1,993	21,978	3,480	18,662

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,223	$100	$2,004	$22,135	$3,644	$20,479

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	DWS CORE EQUITY VIP	DWS SMALL CAP INDEX VIP	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST CORE BOND FUND

INVESTMENT INCOME:
Dividends	$433	$492	$31	$99	$443	$282

NET INVESTMENT INCOME (LOSS)	433	492	31	99	443	282

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	59	(24)	91	(56)	(912)	9
Realized gain distributions	1,464	4,554	215	—	896	55

Net realized gain (loss) on investments	1,523	4,530	306	(56)	(15)	64

Change in net unrealized appreciation (depreciation) on investments	3,247	4,308	11,018	4,537	2,673	488

Net realized and unrealized gain (loss) on investments	4,770	8,838	11,324	4,481	2,658	552

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,203	$9,330	$11,355	$4,580	$3,101	$834

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
			(1)

INVESTMENT INCOME:
Dividends	$1	$180	$—	$899	$703	$216

NET INVESTMENT INCOME (LOSS)	1	180	—	899	703	216

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	—	55	(10,454)	(91)	(109)	(129)
Realized gain distributions	—	223	—	1,090	2,478	227

Net realized gain (loss) on investments	—	278	(10,454)	999	2,369	98

Change in net unrealized appreciation (depreciation) on investments	—	1,338	(2,807)	4,955	1,203	1,302

Net realized and unrealized gain (loss) on investments	—	1,616	(13,262)	5,954	3,572	1,400

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1	$1,796	$(13,262)	$6,853	$4,275	$1,616

(1) For the period of January 01, 2020 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO
	(1)

INVESTMENT INCOME:
Dividends	$—	$799	$87	$616	$136	$555

NET INVESTMENT INCOME (LOSS)	(0)	799	87	616	136	555

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,933	(13)	(51)	3	(25)	(6)
Realized gain distributions	—	446	2,455	—	—	—

Net realized gain (loss) on investments	5,933	433	2,404	3	(25)	(6)

Change in net unrealized appreciation (depreciation) on investments	(8,977)	(3,569)	(1,349)	1,467	1,583	111

Net realized and unrealized gain (loss) on investments	(3,044)	(3,135)	1,056	1,470	1,558	105

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,044)	$(2,337)	$1,142	$2,085	$1,693	$660

(1) For the period of January 01, 2020 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND

INVESTMENT INCOME:
Dividends	$119	$1,074	$942	$29

NET INVESTMENT INCOME (LOSS)	119	1,074	942	29

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5)	24	294	(50)
Realized gain distributions	—	577	3,282	—

Net realized gain (loss) on investments	(5)	602	3,577	(50)

Change in net unrealized appreciation (depreciation) on investments	177	2,436	(1,221)	681

Net realized and unrealized gain (loss) on investments	172	3,038	2,356	631

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$291	$4,112	$3,299	661

The accompanying notes are an integral part of these financial statements.	(Concluded)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	ALGER SMALL CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$108	$—	$278	$261	$11	$10
Net realized gain (loss) on investments	791	452	376	757	442	417
Change in net unrealized appreciation (depreciation) on investments	4,324	1,283	(555)	1,861	1,551	1,171

Increase (decrease) in net assets resulting from operations	5,223	1,735	100	2,879	2,004	1,598

CONTRACT TRANSACTIONS:
Proceeds from units sold	—	500	—	999	—	501
Transfers for contract benefits and terminations	(122)	(171)	(161)	(300)	(88)	(149)
Net transfers	(49)		(51)		(33)
Contract maintenance charges		(6)		(10)		(5)

Increase (decrease) in net assets resulting from contract transactions	(171)	323	(213)	689	(121)	347

Total increase (decrease) in net assets	5,053	2,058	(113)	3,568	1,883	1,945

NET ASSETS:
Beginning of period	7,872	5,814	13,898	10,330	6,870	4,925

End of period	$12,925	$7,872	$13,785	$13,898	$8,753	$6,870

CHANGES IN UNITS OUTSTANDING:
Units issued	0	3	0	23	0	30
Units redeemed	(0)	(1)	(5)	(8)	(7)	(10)

Net increase (decrease)	(0)	2	(5)	15	(7)	20

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	AMERICAN FUNDS IS GROWTH FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		BNY MELLON STOCK INDEX FUND, INC.
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$157	$269	$164	$323	$1,818	$1,777
Net realized gain (loss) on investments	1,306	3,773	7	576	7,498	7,255
Change in net unrealized appreciation (depreciation) on investments	20,672	5,314	3,472	3,544	11,163	18,272

Increase (decrease) in net assets resulting from operations	22,135	9,356	3,644	4,443	20,479	27,304

CONTRACT TRANSACTIONS:
Proceeds from units sold	7,125	—	5,700	—	4,152	4,152
Transfers for contract benefits and terminations	(779)	(418)	(504)	(258)	(2,083)	(7,020)
Net transfers	(147)	—	(68)	—	(581)
Contract maintenance charges		(23)		(14)		(124)

Increase (decrease) in net assets resulting from contract transactions	6,198	(441)	5,128	(272)	1,488	(2,992)

Total increase (decrease) in net assets	28,333	8,915	8,772	4,171	21,967	24,312

NET ASSETS:
Beginning of period	39,489	30,574	23,694	19,523	112,644	88,332

End of period	$67,822	$39,489	$32,466	$23,694	$134,611	$112,644

CHANGES IN UNITS OUTSTANDING:
Units issued	189	3	353	447	140	157
Units redeemed	(29)	(19)	(42)	(63)	(92)	(262)

Net increase (decrease)	160	(16)	311	384	48	(105)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	DWS CORE EQUITY VIP		DWS SMALL CAP INDEX VIP		FIDELITY VIP CONTRAFUND PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$433	$317	$492	$457	$31	$74
Net realized gain (loss) on investments	1,523	3,244	4,530	4,009	306	3,674
Change in net unrealized appreciation (depreciation) on investments	3,247	4,075	4,308	5,013	11,018	5,176

Increase (decrease) in net assets resulting from operations	5,203	7,636	9,330	9,479	11,355	8,924

CONTRACT TRANSACTIONS:
Proceeds from units sold	—	—	7,125	—	—	1,500
Transfers for contract benefits and terminations	(240)	(251)	(730)	(2,032)	(450)	(596)
Net transfers	(93)	—	(134)	—	(167)	—
Contract maintenance charges		(21)		(34)		(26)

Increase (decrease) in net assets resulting from contract transactions	(333)	(272)	6,261	(2,066)	(618)	878

Total increase (decrease) in net assets	4,870	7,364	15,591	7,413	10,738	9,802

NET ASSETS:
Beginning of period	32,655	25,291	45,594	38,181	37,940	28,138

End of period	$37,525	$32,655	$61,185	$45,594	$48,678	$37,940

CHANGES IN UNITS OUTSTANDING:
Units issued	2	3	245	4	2	41
Units redeemed	(15)	(14)	(37)	(86)	(15)	(18)

Net increase (decrease)	(12)	(11)	207	(82)	(13)	23

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	FIDELITY VIP MID CAP PORTFOLIO		GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST CONSERVATIVE PROFILE FUND
	2020	2019	2020	2019	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$99	$167	$443	$1,089	$
Net realized gain (loss) on investments	(56)	2,598	(15)	(307)	(3,130)
Change in net unrealized appreciation (depreciation) on investments	4,537	2,164	2,673	9,880	13,320

Increase (decrease) in net assets resulting from operations	4,580	4,929	3,101	10,662	10,190

CONTRACT TRANSACTIONS:
Proceeds from units sold	—	—	(293)	1,200
Transfers for contract benefits and terminations	(177)	(207)	(2,387)	(28,828)	(157,012)
Net transfers	(76)	—	(617)	3
Contract maintenance charges		(18)	(72)	(164)	(30)

Increase (decrease) in net assets resulting from contract transactions	(253)	(225)	(3,369)	(27,789)	(157,042)

Total increase (decrease) in net assets	4,327	4,704	(268)	(17,127)	(146,852)

NET ASSETS:
Beginning of period	26,032	21,328	31,782	48,909	146,852

End of period	$30,359	$26,032	$31,514	$31,782	$—

CHANGES IN UNITS OUTSTANDING:
Units issued	1	1	5	155	13
Units redeemed	(6)	(5)	(291)	(2,501)	(14,559)

Net increase (decrease)	(5)	(4)	(286)	(2,346)	(14,546)

(1) For the period January 1, 2019 to April 1, 2019

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	GREAT-WEST CORE BOND FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INTERNATIONAL INDEX FUND
	2020	2019	2020	2019	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$282	$246	$1	$6	$—
Net realized gain (loss) on investments	64	(3)	—	—	39
Change in net unrealized appreciation (depreciation) on investments	488	621	—	—	203

Increase (decrease) in net assets resulting from operations	834	864	1	6	242

CONTRACT TRANSACTIONS:
Proceeds from units sold	—	1,000	—	—
Transfers for contract benefits and terminations	(148)	(263)	(19)	(22)	(2,058)
Net transfers	(48)	—	(6)	—
Contract maintenance charges		(8)		(2)	(7)

Increase (decrease) in net assets resulting from contract transactions	(196)	729	(26)	(24)	(2,065)

Total increase (decrease) in net assets	638	1,593	(25)	(18)	(1,823)

NET ASSETS:
Beginning of period	10,486	8,893	353	371	1,823

End of period	$11,124	$10,486	$328	$353	$—

CHANGES IN UNITS OUTSTANDING:
Units issued	1	69	0
Units redeemed	(13)	(20)	(2)	(2)	(164)

Net increase (decrease)	(12)	49	(2)	(2)	(164)

(1) For the period January 1, 2019 to July 30, 2019

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS		GREAT-WEST MODERATE PROFILE FUND
	2020	2019	2020	2019	2020	2019
			(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$180	$235	$—	$462	$899	$1,173
Net realized gain (loss) on investments	278	284	(10,454)	1,808	999	4,806
Change in net unrealized appreciation (depreciation) on investments	1,338	2,806	(2,807)	2,807	4,955	3,272

Increase (decrease) in net assets resulting from operations	1,796	3,325	(13,262)	5,077	6,853	9,251

CONTRACT TRANSACTIONS:
Proceeds from units sold	—	1,499	—	—	—	—
Transfers for contract benefits and terminations	(238)	(429)	(65,786)	(208)	(382)	(472)
Net transfers	(80)	—	(1)	74,191	(163)	—
Contract maintenance charges		(14)		(11)	(67)	(89)

Increase (decrease) in net assets resulting from contract transactions	(317)	1,056	(65,787)	73,972	(611)	(561)

Total increase (decrease) in net assets	1,479	4,381	(79,049)	79,049	6,242	8,690

NET ASSETS:
Beginning of period	19,000	14,619	79,049	—	61,690	53,000

End of period	$20,479	$19,000	$0	$79,049	$67,932	$61,690

CHANGES IN UNITS OUTSTANDING:
Units issued	2	119	7	7,422
Units redeemed	(26)	(38)	(7,405)	(24)	(53)	(50)

Net increase (decrease)	(24)	81	(7,398)	7,398	(53)	(50)

(1) For the period of January 01, 2020 to April 30, 2020.
(2) For the period of October 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND		GREAT-WEST REAL ESTATE INDEX FUND
	2020	2019	2020	2019	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$703	$556	$216	$341	$21
Net realized gain (loss) on investments	2,369	2,750	98	860	82
Change in net unrealized appreciation (depreciation) on investments	1,203	2,802	1,302	1,167	266

Increase (decrease) in net assets resulting from operations	4,275	6,108	1,616	2,368	369

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,328	2,400	983	1,200
Transfers for contract benefits and terminations	(605)	(4,692)	(1,721)	(2,102)	(2,398)
Net transfers	(135)	—	(430)	—
Contract maintenance charges	(71)	(108)	(68)	(90)	(8)

Increase (decrease) in net assets resulting from contract transactions	1,517	(2,400)	(1,235)	(992)	(2,406)

Total increase (decrease) in net assets	5,791	3,708	381	1,376	(2,037)

NET ASSETS:
Beginning of period	34,315	30,607	18,168	16,792	2,037

End of period	$40,106	$34,315	$18,549	$18,168	$—

CHANGES IN UNITS OUTSTANDING:
Units issued	208	218	100	114
Units redeemed	(79)	(425)	(206)	(205)	(163)

Net increase (decrease)	129	(207)	(106)	(91)	(163)

(1) For the period January 1, 2019 to July 30 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND
	2019	2019	2020	2019	2020	2019
	(1)	(2)	(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4	$617	$(0)	$3	$799	$762
Net realized gain (loss) on investments	97	9,313	5,933	878	433	49
Change in net unrealized appreciation (depreciation) on investments	160	1,756	(8,977)	6,915	(3,569)	2,460

Increase (decrease) in net assets resulting from operations	261	11,686	(3,044)	7,796	(2,337)	3,271

CONTRACT TRANSACTIONS:
Proceeds from units sold			—	—	2,850	500
Transfers for contract benefits and terminations	(1,632)	(1,061)	(29,285)	(524)	(312)	(270)
Net transfers		(74,191)	(1)	—	(49)	—
Contract maintenance charges	(5)	(53)		(26)		(12)

Increase (decrease) in net assets resulting from contract transactions	(1,637)	(75,305)	(29,286)	(550)	2,489	218

Total increase (decrease) in net assets	(1,376)	(63,619)	(32,330)	7,246	152	3,489

NET ASSETS:
Beginning of period	1,376	63,619	32,330	25,084	17,656	14,167

End of period	$—	$—	$0	$32,330	$17,808	$17,656

CHANGES IN UNITS OUTSTANDING:
Units issued		5	1	1	68	14
Units redeemed	(89)	(2,384)	(581)	(12)	(10)	(8)

Net increase (decrease)	(89)	(2,379)	(580)	(11)	58	6

(1) For the period of January 1, 2019 to July 30, 2019.
(2) For the period of January 1, 2019 to October 28, 2019.
(3) For the period of January 01, 2020 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	INVESCO V.I. MID CAP CORE EQUITY FUND		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO		JANUS HENDERSON VIT OVERSEAS PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$87	$59	$616	$647	$136	$181
Net realized gain (loss) on investments	2,404	1,296	3	(10)	(25)	(30)
Change in net unrealized appreciation (depreciation) on investments	(1,349)	1,126	1,467	1,118	1,583	2,104

Increase (decrease) in net assets resulting from operations	1,142	2,481	2,085	1,755	1,693	2,255

CONTRACT TRANSACTIONS:
Proceeds from units sold	—	1,001	—	—	—	—
Transfers for contract benefits and terminations	(156)	(288)	(154)	(162)	(73)	(80)
Net transfers	(53)	—	(56)	—	(29)	—
Contract maintenance charges		(9)	(11)	(14)		(7)

Increase (decrease) in net assets resulting from contract transactions	(209)	704	(221)	(176)	(102)	(87)

Total increase (decrease) in net assets	933	3,185	1,864	1,579	1,591	2,168

NET ASSETS:
Beginning of period	12,766	9,581	19,994	18,415	10,553	8,385

End of period	$13,699	$12,766	$21,858	$19,994	$12,144	$10,553

CHANGES IN UNITS OUTSTANDING:
Units issued	1	40	1	2	1	1
Units redeemed	(9)	(13)	(9)	(8)	(4)	(4)

Net increase (decrease)	(8)	27	(7)	(6)	(4)	(3)

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$555	$542	$119	$262	$1,074	$1,295
Net realized gain (loss) on investments	(6)	—	(5)	(7)	602	(14)
Change in net unrealized appreciation (depreciation) on investments	111	905	177	118	2,436	2,116

Increase (decrease) in net assets resulting from operations	660	1,447	291	373	4,112	3,397

CONTRACT TRANSACTIONS:
Proceeds from units sold	—	1,001	—	1,000	7,361	1,662
Transfers for contract benefits and terminations	(154)	(279)	(135)	(255)	(1,110)	(886)
Net transfers	(55)	—	(44)	—	(208)	—
Contract maintenance charges		(9)		(8)		(40)

Increase (decrease) in net assets resulting from contract transactions	(209)	713	(179)	737	6,043	736

Total increase (decrease) in net assets	451	2,160	112	1,110	10,155	4,133

NET ASSETS:
Beginning of period	11,654	9,494	9,789	8,679	44,670	40,537

End of period	$12,105	$11,654	$9,901	$9,789	$54,825	$44,670

CHANGES IN UNITS OUTSTANDING:
Units issued	1	40	1	66	337	86
Units redeemed	(8)	(12)	(12)	(18)	(63)	(50)

Net increase (decrease)	(8)	28	(11)	48	274	36

The accompanying notes are an integral part of these financial statements.	(Continued)

COLI VUL-4 SERIES ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PUTNAM VT EQUITY INCOME FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$942	$1,014	$29	$—
Net realized gain (loss) on investments	3,577	4,246	(50)	(54)
Change in net unrealized appreciation (depreciation) on investments	(1,221)	7,118	681	379

Increase (decrease) in net assets resulting from operations	3,299	12,378	661	325

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,491	2,491	—	500
Transfers for contract benefits and terminations	(1,043)	(1,225)	(41)	(104)
Net transfers	(268)	—	(15)	—
Contract maintenance charges		(54)		(3)

Increase (decrease) in net assets resulting from contract transactions	1,181	1,212	(56)	393

Total increase (decrease) in net assets	4,480	13,590	604	718

NET ASSETS:
Beginning of period	53,408	39,818	3,557	2,839

End of period	$57,888	$53,408	$4,161	$3,557

CHANGES IN UNITS OUTSTANDING:
Units issued	63	69	0	11
Units redeemed	(35)	(37)	(2)	(3)

Net increase (decrease)	28	32	(1)	8

The accompanying notes are an integral part of these financial statements.	(Concluded)

COLI VUL-4 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2020

1.                            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The COLI VUL-4 Series Account (the Series Account), a variable life separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account, which is a funding vehicle for variable life insurance policies, is no longer being sold. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 — Unadjusted quoted prices for identical securities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 — Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from units sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.                            PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
Alger Small Cap Growth Portfolio	$0	170
American Century Investments VP Value Fund	517	213
American Funds IS Global Small Capitalization Fund	429	120
American Funds IS Growth Fund	8,018	552

Investment Division	Purchases	Sales
American Funds IS International Fund	5,445	272
BNY Mellon Stock Index Fund, Inc.	11,923	2,263
DWS Core Equity CIP	1,898	324
DWS Small Cap Index VP	11,795	488
Fidelity VP Contrafund Portfolio	223	616
Fidelity VP Mid Cap Portfolio	32	251
Great-West Aggressive Profile Fund	1,339	3,369
Great-West Core Bond Fund	216	194
Great-West Government Money Market Fund	3	24
Great-West International Value Fund	126	316
Great-West Large Cap Value Fund Investor II Class	0	65,788
Great-West Moderate Profile Fund	1,989	611
Great-West Moderately Aggressive Profile Fund	3,363	702
Great-West Moderately Conservative Profile Fund	1,027	1,875
Great-West T. Rowe Price Mid Cap Growth Fund	0	29,286
Invesco V.I. Global Real Estate Fund	2,700	210
Invesco V.I. Mid Cap Core Equity Fund	0	209
Janus Henderson VIT Flexible Bond Portfolio	364	221
Janus Henderson VIT Overseas Portfolio	65	102
PIMCO VIT High Yield Portfolio	410	203
PIMCO VIT Low Duration Portfolio	101	176
PIMCO VIT Total Return Portfolio	8,284	842
Putnam VT Equity Income Fund	6,498	1,030
Van Eck VP Global Hard Assets Fund	29	56

3.                            EXPENSES AND RELATED PARTY TRANSACTIONS

Cost of Insurance

The Company deducts from each participant’s account an amount to pay for the insurance provided on each life. This charge varies based on individual characteristics of the policy holder and is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company deducts from each participant’s account a fee of $10 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Partial Surrenders

The Company deducts from each participant’s account a maximum administrative fee of $25 for all partial withdrawals after the first made during the same policy year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Change of Death Benefit Option Fee

The Company deducts from each participant’s account a maximum fee of $100 for each change of death benefit option. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Service Charge

The Company deducts from each participant’s account an amount equal to a maximum of $15 per month. This charge compensates the Company for certain administrative costs and is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from each participant’s account, equal to an annual rate that will not exceed 1.00% annually. Currently, the charge is 1.00% for Policy Years 1 through 6 and 0.00% thereafter. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Expense Charges Applied to Premium

The Company deducts a maximum charge of 10% from each purchase payment received. A maximum of 6.5% of this charge will be deducted as sales load to compensate the Company in part for sales and promotional expenses in connection with selling the policies. A maximum of 3.5% of this charge will be used to cover premium taxes and certain federal income tax obligations resulting from the receipt of premiums. This charge is netted with Proceeds for units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Supplemental Benefit Charges

The Company deducts from each participant’s account an amount to pay for certain riders selected by the policy holder. This charge varies based on individual characteristics of the policy holder when the rider is added to the policy and is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.                            SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 6, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.                            FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratio represents the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12- month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

COLI VUL-4 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

ALGER SMALL CAP GROWTH PORTFOLIO
2020	36	$357.94	$12,925	1.22%	0.00%	67.15%
2019	37	$212.76	$7,872	0.00%	0.00%	29.33%
2018	35	$166.11	$5,814	0.00%	0.00%	1.44%
2017	32	$163.41	$5,229	0.00%	0.00%	28.74%
2016	28	$126.82	$3,551	0.00%	0.00%	6.24%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2020	270	$51.13	$13,785	2.53%	0.00%	0.98%
2019	274	$50.72	$13,898	2.11%	0.00%	27.03%
2018	259	$39.88	$10,330	1.68%	0.00%	(9.15)%
2017	233	$43.92	$10,233	1.67%	0.00%	8.75%
2016	207	$40.32	$8,346	1.75%	0.00%	20.48%
AMERICAN FUNDS IS GLOBAL SMALL CAPITALIZATION FUND
2020	358	$24.46	$8,753	0.18%	0.00%	29.73%
2019	364	$18.87	$6,870	0.16%	0.00%	31.52%
2018	344	$14.32	$4,925	0.09%	0.00%	(10.55)%
2017	310	$16.01	$4,962	0.46%	0.00%	25.89%
2016	269	$12.75	$3,429	0.29%	0.00%	2.09%
AMERICAN FUNDS IS GROWTH FUND
2020	1,395	$48.61	$67,822	0.35%	0.00%	52.08%
2019	1,235	$31.97	$39,489	0.76%	0.00%	30.77%
2018	1,251	$24.44	$30,574	0.44%	0.00%	(0.24)%
2017	992	$24.50	$24,306	0.51%	0.00%	28.29%
2016	964	$19.10	$18,412	0.82%	0.00%	9.49%
AMERICAN FUNDS IS INTERNATIONAL FUND
2020	1,848	$17.57	$32,466	0.73%	0.00%	13.98%
2019	1,537	$15.42	$23,694	1.48%	0.00%	22.88%
2018	1,556	$12.55	$19,523	1.71%	0.00%	(13.13)%
2017	1,172	$14.44	$16,927	1.30%	0.00%	32.14%
2016	1,126	$10.93	$12,306	1.46%	0.00%	3.53%
BNY MELLON STOCK INDEX FUND, INC.
2020	3,689	$36.49	$134,611	1.73%	0.00%	18.01%
2019	3,643	$30.92	$112,644	1.73%	0.00%	31.18%
2018	3,748	$23.57	$88,332	1.68%	0.00%	(4.64)%
2017	3,669	$24.72	$90,680	1.64%	0.00%	21.54%
2016	4,484	$20.34	$91,189	2.05%	0.00%	11.71%
DWS CORE EQUITY VIP
2020	1,160	$32.36	$37,525	1.47%	0.00%	16.14%
2019	1,172	$27.86	$32,655	1.08%	0.00%	30.30%
2018	1,183	$21.38	$25,291	1.76%	0.00%	(5.69)%
2017	1,154	$22.67	$26,157	1.19%	0.00%	21.02%
2016	959	$18.72	$17,957	1.41%	0.00%	10.48%

(Continued)

COLI VUL-4 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

DWS SMALL CAP INDEX VIP
2020	1,884	$32.48	$61,185	1.20%	0.00%	19.43%
2019	1,676	$27.20	$45,594	1.06%	0.00%	25.22%
2018	1,758	$21.72	$38,181	0.95%	0.00%	(11.23)%
2017	1,467	$24.47	$35,902	0.96%	0.00%	14.33%
2016	1,356	$21.39	$29,010	1.04%	0.00%	21.03%
FIDELITY VIP CONTRAFUND PORTFOLIO
2020	869	$56.03	$48,678	0.08%	0.00%	30.23%
2019	882	$43.02	$37,940	0.22%	0.00%	31.27%
2018	859	$32.76	$28,138	0.44%	0.00%	(6.64)%
2017	802	$35.12	$28,169	0.78%	0.00%	21.59%
2016	687	$28.89	$19,847	0.54%	0.00%	7.73%
FIDELITY VIP MID CAP PORTFOLIO
2020	445	$68.18	$30,359	0.44%	0.00%	17.87%
2019	450	$57.85	$26,032	0.69%	0.00%	23.17%
2018	454	$46.98	$21,328	0.41%	0.00%	(14.77)%
2017	442	$55.09	$24,348	0.49%	0.00%	20.54%
2016	361	$45.76	$16,519	0.31%	0.00%	11.92%
GREAT-WEST AGGRESSIVE PROFILE FUND (Effective date 04/28/2017)
2020	2,208	$14.27	$31,514	1.71%	0.00%	11.99%
2019	2,494	$12.74	$31,782	2.30%	0.00%	26.10%
2018	4,840	$10.11	$48,909	2.55%	0.00%	(10.41)%
2017	4,906	$11.28	$55,335	2.05%	0.00%	12.80%
GREAT-WEST CORE BOND FUND
2020	655	$16.97	$11,124	2.80%	0.00%	8.02%
2019	667	$15.72	$10,486	2.46%	0.00%	9.19%
2018	618	$14.39	$8,893	2.42%	0.00%	(1.21)%
2017	536	$14.56	$7,803	1.96%	0.00%	3.90%
2016	456	$14.01	$6,389	2.32%	0.00%	4.69%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2020	24	$13.51	$328	0.29%	0.00%	0.29%
2019	26	$13.58	$353	1.66%	0.00%	1.75%
2018	28	$13.25	$371	1.30%	0.00%	1.39%
2017	30	$12.90	$387	0.44%	0.00%	0.40%
2016	31	$13.13	$407	0.00%	0.00%	0.01%
GREAT-WEST INTERNATIONAL VALUE FUND
2020	1,316	$15.57	$20,479	1.10%	0.00%	9.73%
2019	1,339	$14.19	$19,000	1.37%	0.00%	22.06%
2018	1,258	$11.62	$14,619	1.31%	0.00%	(15.58)%
2017	1,133	$13.77	$15,599	1.08%	0.00%	26.47%
2016	993	$10.89	$10,810	0.67%	0.00%	3.87%

(Continued)

COLI VUL-4 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

GREAT-WEST MODERATE PROFILE FUND (Effective date 04/28/2017)
2020	5,136	$13.23	$67,932	1.61%	0.00%	11.25%
2019	5,189	$11.89	$61,690	2.01%	0.00%	17.52%
2018	5,239	$10.12	$53,000	2.94%	0.00%	(6.30)%
2017	5,287	$10.80	$57,080	1.96%	0.00%	7.96%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND (Effective date 04/28/2017)
2020	2,948	$13.60	$40,106	2.25%	0.00%	11.75%
2019	2,819	$12.17	$34,315	1.67%	0.00%	20.35%
2018	3,026	$10.11	$30,607	2.72%	0.00%	(7.63)%
2017	2,921	$10.95	$31,980	2.20%	0.00%	9.49%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND (Effective date 04/28/2017)
2020	1,464	$12.67	$18,549	1.34%	0.00%	9.57%
2019	1,571	$11.56	$18,168	1.92%	0.00%	14.45%
2018	1,662	$10.10	$16,792	2.75%	0.00%	(4.72)%
2017	1,735	$10.61	$18,404	1.64%	0.00%	6.06%
INVESCO V.I. GLOBAL REAL ESTATE FUND
2020	447	$39.84	$17,808	5.43%	0.00%	(12.32)%
2019	389	$45.39	$17,656	4.60%	0.00%	23.00%
2018	383	$36.99	$14,167	3.90%	0.00%	(6.15)%
2017	300	$39.36	$11,809	3.30%	0.00%	13.05%
2016	277	$34.82	$9,644	1.67%	0.00%	2.04%
INVESCO V.I. MID CAP CORE EQUITY FUND
2020	444	$30.84	$13,699	0.80%	0.00%	9.25%
2019	452	$28.24	$12,766	0.51%	0.00%	25.28%
2018	425	$22.54	$9,581	0.53%	0.00%	(11.35)%
2017	380	$25.39	$9,648	0.56%	0.00%	14.92%
2016	332	$22.12	$7,344	0.08%	0.00%	13.43%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2020	686	$31.88	$21,858	3.16%	0.00%	10.48%
2019	693	$28.85	$19,994	3.34%	0.00%	9.57%
2018	699	$26.34	$18,415	3.17%	0.00%	(1.00)%
2017	671	$26.60	$17,851	3.01%	0.00%	3.62%
2016	511	$25.67	$13,118	2.84%	0.00%	2.46%

(Continued)

COLI VUL-4 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

JANUS HENDERSON VIT OVERSEAS PORTFOLIO
2020	333	$36.52	$12,144	1.50%	0.00%	16.30%
2019	336	$31.41	$10,553	1.93%	0.00%	27.02%
2018	339	$24.73	$8,385	1.77%	0.00%	(14.94)%
2017	327	$29.06	$9,501	1.69%	0.00%	31.12%
2016	245	$22.18	$5,434	3.78%	0.00%	(6.45)%
PIMCO VIT HIGH YIELD PORTFOLIO
2020	426	$28.43	$12,105	5.27%	0.00%	5.74%
2019	433	$26.91	$11,654	4.93%	0.00%	14.72%
2018	405	$23.44	$9,494	5.09%	0.00%	(2.65)%
2017	357	$24.05	$8,585	4.86%	0.00%	6.61%
2016	308	$22.62	$6,966	5.21%	0.00%	12.45%
PIMCO VIT LOW DURATION PORTFOLIO
2020	609	$16.26	$9,901	1.30%	0.00%	2.99%
2019	620	$15.79	$9,789	2.76%	0.00%	4.03%
2018	572	$15.17	$8,679	1.94%	0.00%	0.34%
2017	494	$15.11	$7,464	1.33%	0.00%	1.35%
2016	417	$14.93	$6,227	1.47%	0.00%	1.40%
PIMCO VIT TOTAL RETURN PORTFOLIO
2020	2,383	$23.01	$54,825	2.31%	0.00%	8.65%
2019	2,110	$21.17	$44,670	3.00%	0.00%	8.35%
2018	2,074	$19.55	$40,537	2.55%	0.00%	(0.53)%
2017	1,753	$19.65	$34,438	2.01%	0.00%	4.91%
2016	2,008	$18.73	$37,609	2.07%	0.00%	2.68%
PUTNAM VT EQUITY INCOME FUND
2020	1,270	$45.59	$57,888	2.06%	0.00%	6.06%
2019	1,243	$42.97	$53,408	2.16%	0.00%	30.73%
2018	1,211	$32.88	$39,818	0.87%	0.00%	(8.27)%
2017	1,176	$35.85	$42,162	1.69%	0.00%	19.06%
2016	1,524	$30.10	$45,874	1.97%	0.00%	13.96%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2020	78	$53.50	$4,161	1.03%	0.00%	19.11%
2019	79	$45.03	$3,557	0.00%	0.00%	11.87%
2018	71	$39.99	$2,839	0.00%	0.00%	(28.27)%
2017	62	$55.84	$3,462	0.00%	0.00%	(1.70)%
2016	59	$56.63	$3,341	0.46%	0.00%	43.71%

*The Investment Division has units that round to less than 1,000 units.	(Concluded)